EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Prospectus dated December 1, 2022

1.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Arizona Municipal Income Fund”:

Portfolio Managers

Trevor G. Smith, Vice President of BMR, has managed the Fund since December 31, 2019.

Carl A. Thompson, Vice President of BMR, has managed the Fund since August 17, 2023.

2.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Connecticut Municipal Income Fund”:

Portfolio Managers

Trevor G. Smith, Vice President of BMR, has managed the Fund since December 31, 2019.

Carl A. Thompson, Vice President of BMR, has managed the Fund since August 17, 2023.

3.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Pennsylvania Municipal Income Fund”:

Portfolio Managers

Christopher J. Eustance, Vice President of BMR, has managed the Fund since May 1, 2020.

Paul Metheny, Vice President of BMR, has managed the Fund since August 17, 2023.

4.	The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Trevor G. Smith and Carl A. Thompson are the portfolio managers of the Arizona Fund and the Connecticut Fund (Mr. Smith since December 31, 2019 and Mr. Thompson since August 17, 2023). Christopher J. Eustance and Julie P. Callahan are the portfolio managers of the Minnesota Fund (Mr. Eustance since December 31, 2019 and Ms. Callahan since October 1, 2021). Craig R. Brandon and Mr. Smith are the portfolio managers of the Municipal Opportunities Fund (since August 17, 2021). Cynthia J. Clemson, Mr. Eustance and Ms. Callahan are the portfolio managers of the New Jersey Fund (Ms. Clemson and Mr. Eustance since August 17, 2021 and Ms. Callahan since October 1, 2021). Mr. Eustance and Paul Metheny are the portfolio managers of the Pennsylvania Fund (Mr. Eustance since May 1, 2020 and Mr. Metheny since August 17, 2023). Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Ms. Clemson and Messrs. Brandon, Eustance, Metheny, Smith and Thompson have each been employed by Eaton Vance for more than five years. Ms. Callahan has been a Vice President of Eaton Vance and BMR since September 2021 and has been a Managing Director at Morgan Stanley Investment Management Inc. (“MSIM”), an affiliate of EVM, since 2020. Prior to joining MSIM, she was a senior member of the municipal bond portfolio management team at PIMCO from 2011 to 2020.

August 17, 2023	42720 8.17.23

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated December 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies(1)	10	$ 7,373.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$240.9	0	$0
Julie P. Callahan
Registered Investment Companies(1)	9	$ 2,708.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Cynthia J. Clemson
Registered Investment Companies(1)	9	$ 4,070.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$240.9	0	$0
Christopher J. Eustance
Registered Investment Companies(1)	11	$ 5,944.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Paul Metheny(2)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$557.1	0	$0
Trevor G. Smith
Registered Investment Companies(1)	12	$ 4,038.6	0	$0
Other Pooled Investment Vehicles	2	$156.4	0	$0
Other Accounts	0	$0	0	$0
Carl A. Thompson(2)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1) Includes the Fund.

(2) As of June 30, 2023

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Arizona Fund
Trevor G. Smith	None	$500,001 - $1,000,000
Carl A. Thompson(1)	None	$10,001 - $50,000
Connecticut Fund
Trevor G. Smith	None	$500,001 - $1,000,000
Carl A. Thompson(1)	None	$10,001 - $50,000
Minnesota Fund
Julie P. Callahan	None	$1 - $10,000
Christopher J. Eustance	None	$100,001 - $500,000
Municipal Opportunities Fund
Craig R. Brandon	None	Over $1,000,000
Trevor G. Smith	$1 - $10,000	$500,001 - $1,000,000
New Jersey Fund
Julie P. Callahan	None	$1 - $10,000
Cynthia J. Clemson	None	Over $1,000,000
Christopher J. Eustance	None	$100,001 - $500,000
Pennsylvania Fund
Christopher J. Eustance	None	$100,001-$500,000
Paul Metheny(1)	None	$1 - $10,000

(1) As of June 30, 2023

August 17, 2023